UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06111

The Mexico Equity & Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Arnulfo Rodríguez
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

877-785-0367
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2020

Date of reporting period:  October 31, 2019

Item 1. Schedule of Investments.

The Mexico Equity and Income Fund, Inc.
Schedule of Investments
October 31, 2019 (Unaudited)

MEXICO - 99.31%	Shares	Value

COMMON STOCKS - 87.94%
Airports - 5.12%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	185,300	$1,284,717
Grupo Aeroportuario del Pacifico, S.A.B. de C.V. - Series B	88,100	923,661
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Series B	55,300	906,809
		3,115,187
Beverages - 15.45%
Arca Continental, S.A.B. de C.V.	282,018	1,575,571
Fomento Economico Mexicano, S.A.B. de C.V. - Series UBD	880,689	7,815,019
		9,390,590
Building Materials - 3.56%
Grupo Cementos de Chihuahua, S.A.B. de C.V.	386,780	2,162,059
Chemical Products - 3.15%
Alpek, S.A.B. de C.V.	900,759	970,225
Orbia Advance Corp SAB de CV	438,969	947,241
		1,917,466
Construction and Infrastructure - 5.74%
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	235,975	2,182,798
Promotora y Operadora de Infraestructura, S.A.B. de C.V. - Series L	203,045	1,306,205
		3,489,003
Consumer Financing Services - 1.06%
Credito Real, S.A.B. de C.V.	523,585	642,352
Energy - 0.53%
Infraestructura Energetica Nova, S.A.B. de C.V. (a)	73,000	322,678
Financial Groups - 9.90%
Banco del Bajio, S.A.	362,164	583,446
Gentera, S.A.B. de C.V.	8,547	8,469
Grupo Financiero Banorte, S.A.B. de C.V. - Series O	874,948	4,775,793
Regional, S.A.B. de C.V.	122,385	650,082
		6,017,790
Food - 2.00%
Grupo Bimbo, S.A.B. de C.V. - Series A	653,986	1,215,058
Hotels, Restaurants, and Recreation - 3.26%
Alsea, S.A.B. de C.V.	372,389	993,476
Grupe, S.A.B. de C.V. (a)(b)	429,507	985,434
		1,978,910
Mining - 6.13%
Grupo Mexico, S.A.B. de C.V. - Series B	1,059,687	2,791,274
Industrias Penoles, S.A.B. de C.V.	77,911	934,940
		3,726,214
Railroads - 1.15%
GMexico Transportes, S.A.B. de C.V.	525,438	701,713
Real Estate Services - 4.04%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.	1,472,501	2,456,401
Retail - 10.66%
El Puerto de Liverpool, S.A.B. de C.V. - Series C - 1	169,300	862,672
Grupo Comercial Chedraui, S.A. de C.V.	186,186	258,133
Wal-Mart de Mexico, S.A.B. de C.V.	1,784,977	5,356,833
		6,477,638
Telecommunication - 16.19%
America Movil, S.A.B. de C.V. - Series L	10,874,071	8,614,917
Telesites S.A.B. de C.V. (a)	1,871,027	1,223,586
		9,838,503
TOTAL COMMON STOCKS (Cost $49,801,429)		53,451,562

CAPITAL DEVELOPMENT CERTIFICATES - 2.67%
Atlas Discovery Trust II (b)(c)(d)	300,000	1,620,287
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $1,460,703)		1,620,287

MEXICAN GOVERNMENT NOTES/BONDS - 1.24%
Mexican Bonos de Proteccion al Ahorro
8.070%, 12/24/2020	144,941	753,762
TOTAL MEXICAN GOVERNMENT NOTES/BONDS (Cost $731,733)		753,762

MEXICAN MUTUAL FUNDS - 0.12%
Scotiabankinverlat - Scotia Gubernamental S.A. de C.V. SIID (a)	369,420	71,677
TOTAL MEXICAN MUTUAL FUNDS (Cost $72,076)		71,677

REAL ESTATE INVESTMENT TRUSTS - 7.34%
Financial Groups - 0.76%
CFE Capital, S. de R.L. de C.V.	366,794	464,106
Real Estate Services - 6.58%
Concentradora Fibra Danhos, S.A. de C.V.	1,107,391	1,670,599
Fibra Uno Administracion, S.A. de C.V.	1,535,000	2,331,646
		4,002,245
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,927,279)		4,466,351
TOTAL MEXICO (Cost $55,993,220)		60,363,639

UNITED STATES - 0.89%

INVESTMENT COMPANIES - 0.89%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.733% (e)	542,505	542,505
TOTAL INVESTMENT COMPANIES (Cost $542,505)		542,505
TOTAL UNITED STATES (Cost $542,505)		542,505

Total Investments (Cost $56,535,725) - 100.20%		60,906,144
Liabilities in Excess of Other Assets - (0.20)%		(122,059)
TOTAL NET ASSETS - 100.00%		$60,784,085

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Illiquid securities. The total market value of these securities were $2,605,721, representing 4.29% of net assets.
(c)	Fair valued security. The total market value of this security was $1,620,287, representing 2.67% of net assets.
(d)	Level 3 security. Value determined using significant unobservable inputs.
(e)	The rate shown represents the 7-day yield at October 31, 2019.

Significant accounting policies are as follows:

Portfolio Valuation:  Investments are stated at value. Listed equity securities are valued at the closing price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the valuation time. If the security did not trade on the Primary Market, it shall be valued at the closing price on another comparable exchange where it trades at the valuation time. If there are no such closing prices,  the security shall be valued at the mean between the most recent highest bid and lowest ask prices at the valuation time. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost if their term to maturity from the date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Fund was more than 60 days. Other assets and securities for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Directors. These methods include, but are not limited to, the fundamental analytical data relating to the investment; the nature and duration of restrictions in the market in which they are traded (including the time needed to dispose of the security, methods of soliciting offers and mechanics of transfer); the evaluation of the forces which influence the market in which these securities may be purchased or sold, including the economic outlook and the condition of the industry in which the issuer participates. The Fund has a Valuation Committee comprised of independent directors which oversees the valuation of portfolio securities.

The Valuation Committee of the Fund shall meet to consider any fair valuations.  This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of October 31, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Airports	$3,115,187	$-	$-	$3,115,187
Beverages	9,390,590	-	-	9,390,590
Building Materials	2,162,059	-	-	2,162,059
Capital Development Certificates	-	-	1,620,287	1,620,287
Chemical Products	970,225	-	-	970,225
Construction and Infrastructure	3,489,003	-	-	3,489,003
Consumer Financing Services	642,352	-	-	642,352
Energy	322,678	-	-	322,678
Financial Groups	6,017,790	-	-	6,017,790
Food	1,215,058	-	-	1,215,058
Hotels, Restaurants, and Recreation	993,476	985,434	-	1,978,910
Materials	947,241	-	-	947,241
Mining	3,726,214	-	-	3,726,214
Railroads	701,713	-	-	701,713
Real Estate Services	2,456,401	-	-	2,456,401
Retail	6,477,638	-	-	6,477,638
Telecommunications	9,838,503	-	-	9,838,503
Total Equity	$52,466,128	$985,434	$1,620,287	$55,071,849

Mexican Government Notes/Bonds	$-	$753,762	$-	$753,762

Mexican Mutual Funds	$71,677	$-	$-	$71,677

Real Estate Investment Trusts
Financial Groups	$464,106	$-	$-	$464,106
Real Estate Services	4,002,245	-	-	4,002,245
Total Real Estate Investment Trusts	$4,466,351	$-	$-	$4,466,351

Short-Term Investments	$542,505	$-	$-	$542,505
Total Investments in Securities	$57,546,661	$1,739,196	$1,620,287	$60,906,144

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended October 31, 2019.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Capital Development Certificates
Balance as of July 31, 2019	$1,641,479
Acquisitions	-
Dispositions	-
Transfer in and/or out of Level 3	-
Realized gain (loss)	-
Change in unrealized depreciation(*)	(21,192)
Balance as of October 31, 2019	$1,620,287

(*)Change in unrealized depreciation during the period for Level 3 investments held at October 31, 2019	$(21,192)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2019:
	Fair Value October 31, 2019	Valuation Methodologies	Unobservable Input (1)	Range
Capital Development Certificates	$1,620,287	Market Comparables/ Sum of the Parts Valuation	Liquidity Discount	$5.161-$5.484

[1]
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Mexico Equity & Income Fund, Inc.

By (Signature and Title) /s/ Maria Eugenia Pichardo
                                        Maria Eugenia Pichardo, President

Date        12/17/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Maria Eugenia Pichardo
                                           Maria Eugenia Pichardo, President

Date        12/17/2019

By (Signature and Title)* /s/ Arnulfo Rodríguez
                                          Arnulfo Rodríguez, Chief Financial Officer

Date        12/17/2019

* Print the name and title of each signing officer under his or her signature.